Risk Management and Derivative Instruments - Schedule of Open Commodity Positions (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 MMBTU	Dec. 31, 2013 MMBTU
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	4,540,000
Weighted-average fixed price	4.18
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	730,000
Weighted-average floor price	4.11
Weighted-average ceiling price	5.15
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,270,000
Spread	(0.08)
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,580,200
Weighted-average fixed price	4.34
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	340,000
Weighted-average floor price	5.00
Weighted-average ceiling price	6.31
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,830,000
Spread	(0.09)
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	120,000
Weighted-average sold strike price	5.17
Weighted-average bought strike price	6.53
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,260,000
Spread	(0.09)
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	380,000
Spread	(0.11)
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	190,000
Spread	(0.07)
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | CIG basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
Remaining 2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	94.43
Average Monthly Volume (Bbls)	56,000
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	86.67
Weighted-average ceiling price	112.33
Average Monthly Volume (Bbls)	12,000
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	95.83
Average Monthly Volume (Bbls)	283,452
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	82.83
Weighted-average ceiling price	105.31
Average Monthly Volume (Bbls)	23,000
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread	(4.32)
Average Monthly Volume (Bbls)	134,000
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	60,000
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member] | Brent [Member]
Derivative [Line Items]
Spread	(9.25)
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	40,000
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member] | W T I
Derivative [Line Items]
Spread	(3.68)
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | LLS Crude basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	34,000
Remaining 2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | LLS Crude basis swaps [Member] | W T I
Derivative [Line Items]
Spread	3.61
Remaining 2014 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	44.84
Average Monthly Volume (Bbls)	184,000
Remaining 2014 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	43.13
Average Monthly Volume (Bbls)	167,500
2015 [Member] | Put Option [Member]
Derivative [Line Items]
Weighted-average fixed price	85
Average Monthly Volume (Bbls)	26,000
Weighted-average deferred premium	(3.80)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,250,000	880,000
Weighted-average fixed price	4.08	4.19
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,580,000	130,000
Weighted-average floor price	4.14	4.00
Weighted-average ceiling price	4.61	4.64
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		180,000
Spread		(0.09)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,730,000
Spread	(0.09)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,605,278	2,145,278
Weighted-average fixed price	4.28	4.30
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	350,000	350,000
Weighted-average floor price	4.62	4.62
Weighted-average ceiling price	5.80	5.80
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,940,000
Spread	(0.12)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	80,000	80,000
Weighted-average sold strike price	5.25	5.25
Weighted-average bought strike price	6.75	6.75
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,280,000
Spread	(0.11)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	150,000
Spread	(0.08)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | CIG basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	210,000
Spread	(0.25)
2015 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	300,000
Spread	(0.09)
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	93.86	88.50
Average Monthly Volume (Bbls)	33,500	6,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	85.00	85.00
Weighted-average ceiling price	101.35	101.35
Average Monthly Volume (Bbls)	2,000	2,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	90.96	93.07
Average Monthly Volume (Bbls)	314,281	148,281
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	80.00	80.00
Weighted-average ceiling price	94.00	94.00
Average Monthly Volume (Bbls)	5,000	5,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread	(7.07)	(9.73)
Average Monthly Volume (Bbls)	97,500	57,500
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	57,500
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member] | Brent [Member]
Derivative [Line Items]
Spread	(9.73)
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)	40,000
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member] | W T I
Derivative [Line Items]
Spread	(3.25)
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | LLS Crude basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)
2015 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | LLS Crude basis swaps [Member] | W T I
Derivative [Line Items]
Spread
2015 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	41.61
Average Monthly Volume (Bbls)	151,000
2015 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	43.02	35.04
Average Monthly Volume (Bbls)	149,200	112,800
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,670,000	670,000
Weighted-average fixed price	4.18	4.32
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,100,000
Weighted-average floor price	4.00
Weighted-average ceiling price	4.71
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		220,000
Spread		(0.08)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	220,000
Spread	(0.08)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,692,442	2,342,442
Weighted-average fixed price	4.40	4.42
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average floor price
Weighted-average ceiling price
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,635,000
Spread	(0.06)
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average sold strike price
Weighted-average bought strike price
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,500,000
Spread	0.07
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	135,000
Spread	0.07
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | CIG basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2016 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2016 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price
Average Monthly Volume (Bbls)
2016 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price	80.00
Weighted-average ceiling price	99.70
Average Monthly Volume (Bbls)	27,000
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	85.83	86.85
Average Monthly Volume (Bbls)	332,813	142,313
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price
Weighted-average ceiling price
Average Monthly Volume (Bbls)
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread
Average Monthly Volume (Bbls)
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member] | Brent [Member]
Derivative [Line Items]
Spread
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member] | W T I
Derivative [Line Items]
Spread
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | LLS Crude basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)
2016 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | LLS Crude basis swaps [Member] | W T I
Derivative [Line Items]
Spread
2016 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	39.75
Average Monthly Volume (Bbls)	148,500
2016 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	39.28
Average Monthly Volume (Bbls)	55,000
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,270,000	520,000
Weighted-average fixed price	4.30	4.45
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,050,000
Weighted-average floor price	4.00
Weighted-average ceiling price	5.06
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		200,000
Spread		(0.08)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	200,000
Spread	(0.08)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,450,067	2,230,067
Weighted-average fixed price	4.31	4.31
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average floor price
Weighted-average ceiling price
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	300,000
Spread	(0.05)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average sold strike price
Weighted-average bought strike price
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL TexOk basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	300,000
Spread	(0.05)
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | NGPL STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | HSC basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | CIG basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2017 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | TETCO STX basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2017 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	87.62
Average Monthly Volume (Bbls)	9,500
2017 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price
Weighted-average ceiling price
Average Monthly Volume (Bbls)
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	84.38	85.96
Average Monthly Volume (Bbls)	326,600	130,600
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price
Weighted-average ceiling price
Average Monthly Volume (Bbls)
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread
Average Monthly Volume (Bbls)
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midway-Sunset basis swaps [Member] | Brent [Member]
Derivative [Line Items]
Spread
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Midland Basis Swap [Member] | W T I
Derivative [Line Items]
Spread
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | LLS Crude basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (Bbls)
2017 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | LLS Crude basis swaps [Member] | W T I
Derivative [Line Items]
Spread
2017 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price
Average Monthly Volume (Bbls)
2017 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price
Average Monthly Volume (Bbls)
2018 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,500,000
Weighted-average fixed price	4.30
2018 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average floor price
Weighted-average ceiling price
2018 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | TGT Z1 basis swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	2,160,000	2,060,000
Weighted-average fixed price	4.51	4.52
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average floor price
Weighted-average ceiling price
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2018 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average sold strike price
Weighted-average bought strike price
2018 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	87.00
Average Monthly Volume (Bbls)	7,625
2018 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price
Weighted-average ceiling price
Average Monthly Volume (Bbls)
2018 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	83.74	85.62
Average Monthly Volume (Bbls)	312,000	122,000
2018 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price
Weighted-average ceiling price
Average Monthly Volume (Bbls)
2018 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread
Average Monthly Volume (Bbls)
2018 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price
Average Monthly Volume (Bbls)
2018 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price
Average Monthly Volume (Bbls)
2019 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)	1,914,583	1,814,583
Weighted-average fixed price	4.75	4.77
2019 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average floor price
Weighted-average ceiling price
2019 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Spread
2019 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)
Weighted-average sold strike price
Weighted-average bought strike price
2019 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price	85.52	85.00
Average Monthly Volume (Bbls)	160,000	40,000
2019 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price
Weighted-average ceiling price
Average Monthly Volume (Bbls)
2019 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread
Average Monthly Volume (Bbls)
2019 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price
Average Monthly Volume (Bbls)
2014 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		1,190,000
Weighted-average fixed price		4.10
2014 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		330,000
Weighted-average floor price		4.09
Weighted-average ceiling price		5.24
2014 [Member] | Natural Gas Derivative Contracts [Member] | MRD [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		270,000
Spread		(0.07)
2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		2,575,458
Weighted-average fixed price		4.34
2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		340,000
Weighted-average floor price		4.93
Weighted-average ceiling price		6.12
2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		2,822,083
Spread		(0.09)
2014 [Member] | Natural Gas Derivative Contracts [Member] | MEMP [Member] | Call Spreads [Member]
Derivative [Line Items]
Average Monthly Volume (MMBtu)		120,000
Weighted-average sold strike price		5.08
Weighted-average bought strike price		6.31
2014 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price		91.66
Average Monthly Volume (Bbls)		18,000
2014 [Member] | Crude Oil Derivative Contracts [Member] | MRD [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price		85.00
Weighted-average ceiling price		117.50
Average Monthly Volume (Bbls)		8,000
2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price		95.82
Average Monthly Volume (Bbls)		136,444
2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Collar contracts [Member]
Derivative [Line Items]
Weighted-average floor price		82.83
Weighted-average ceiling price		105.31
Average Monthly Volume (Bbls)		23,000
2014 [Member] | Crude Oil Derivative Contracts [Member] | MEMP [Member] | Basis Swaps [Member]
Derivative [Line Items]
Spread		(9.21)
Average Monthly Volume (Bbls)		57,292
2014 [Member] | NGL Derivative Contracts [Member] | MRD [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price		64.27
Average Monthly Volume (Bbls)		18,000
2014 [Member] | NGL Derivative Contracts [Member] | MEMP [Member] | Fixed price swap contracts [Member]
Derivative [Line Items]
Weighted-average fixed price		36.23
Average Monthly Volume (Bbls)		118,500